Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements
$ in Thousands, $ in Millions
		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		$ 41,013,874		$ 35,601,430
Assets at end of period		45,550,960	$ 63,985,053	41,013,874
Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		62,259		43,976
Gain (Loss) Recognized in Income	[1]	(385)		930
Gain (Loss) Recognized in Equity	[2]	(652)		(510)
Purchases		120,963		48,017
Sales		(169,213)		(44,681)
Transfer from Level 1 and 2		29,209		15,142
Transfer to Level 1 and 2				(615)
Assets at end of period		42,181		62,259
ifrs-full:DebtSecurities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		7,069		23,021
Gain (Loss) Recognized in Income	[1]	323		968
Gain (Loss) Recognized in Equity	[2]	(647)		(517)
Purchases		71,539
Sales		(70,897)		(18,177)
Transfer from Level 1 and 2		29,209		1,774
Assets at end of period		36,596		7,069
Instruments issued abroad
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		96		89
Gain (Loss) Recognized in Income	[1]
Gain (Loss) Recognized in Equity	[2]	(5)		7
Assets at end of period		91		96
Subtotal [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		7,165		23,110
Gain (Loss) Recognized in Income	[1]	323		968
Gain (Loss) Recognized in Equity	[2]	(652)		(510)
Purchases		71,539
Sales		(70,897)		(18,177)
Transfer from Level 1 and 2		29,209		1,774
Assets at end of period		36,687		7,165
Level 3 of fair value hierarchy [member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		55,094		20,866
Gain (Loss) Recognized in Income	[1]	(708)		(38)
Gain (Loss) Recognized in Equity	[2]
Purchases		49,424		48,017
Sales		(98,316)		(26,504)
Transfer from Level 1 and 2				13,368
Transfer to Level 1 and 2				(615)
Assets at end of period		5,494		55,094
Level 3 of fair value hierarchy [member] | Other Instruments Issued In Chile [Member] | Trading securities [member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Assets at beginning of period		55,094		20,866
Gain (Loss) Recognized in Income	[1]	(708)		(38)
Gain (Loss) Recognized in Equity	[2]
Purchases		49,424		48,017
Sales		(98,316)		(26,504)
Transfer from Level 1 and 2				13,368
Transfer to Level 1 and 2				(615)
Assets at end of period		$ 5,494		$ 55,094

[1]	It is recorded in the income statement under “Net financial operating income”
[2]	It is recorded in Equity under “Other Comprehensive Income”